UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05719
BNY Mellon Stock Index Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Stock Index Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Initial Shares
This annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$29	0.27%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Initial Shares returned 17.53%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced amid easing interest rates, robust earnings growth and investor enthusiasm for artificial intelligence-related developments. Large-cap stocks led the market despite relatively high valuations and a weakening U.S. dollar.
  The best-performing sectors in the Index included communication services, information technology and industrials.
  The weakest-performing sectors included real estate, consumer staples and consumer discretionary.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Initial Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Initial Shares	17.53%	14.11%	14.52%
S&P 500® Index	17.87%	14.42%	14.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$3,262	506	$8,516,234	2.70%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology 34.3%
Financials 13.4%
Communication Services 10.5%
Consumer Discretionary 10.4%
Health Care 9.5%
Industrials 8.1%
Consumer Staples 4.7%
Energy 2.8%
Utilities 2.2%
Materials 1.8%
Real Estate 1.8%
Net Other Assets and Liabilities 0.5%

How has the Fund changed?
  Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
This is a summary of certain changes to the Fund since January 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2025 as supplemented on November 14, 2025 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0763AR1225

BNY Mellon Stock Index Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Service Shares
This annual shareholder report contains important information about BNY Mellon Stock Index Fund, Inc. (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	0.52%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2025, the Fund’s Service Shares returned 17.23%.
  In comparison, the S&P 500® Index (the “Index”) returned 17.87% for the same period.
What affected the Fund’s performance?
  U.S. equities advanced amid easing interest rates, robust earnings growth and investor enthusiasm for artificial intelligence-related developments. Large-cap stocks led the market despite relatively high valuations and a weakening U.S. dollar.
  The best-performing sectors in the Index included communication services, information technology and industrials.
  The weakest-performing sectors included real estate, consumer staples and consumer discretionary.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2015 through December 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Service Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2015. The performance shown takes into account applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/25 )
Share Class	1YR	5YR	10YR
Service Shares	17.23%	13.83%	14.23%
S&P 500® Index	17.87%	14.42%	14.81%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit www.bny.com/investments/us/en/intermediary/products/variable-products.html#funds-table-tabs1 .
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$3,262	506	$8,516,234	2.70%
Portfolio Holdings (as of 12/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

How has the Fund changed?
  Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Investment Company Act of 1940, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
This is a summary of certain changes to the Fund since January 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2025 as supplemented on November 14, 2025 at www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information , portfolio holdings and proxy voting information , please visit www.bny.com/investments/us/en/intermediary/products/variable‑products.html#funds‑table‑tabs1 .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0427AR1225

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Gina D. France, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Gina D. France is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,986 in 2024 and $37,725 in 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,332 in 2024 and $7,770 in 2025. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2024 and $0 in 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2024 and $4,763 in 2025. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $3,194 in 2024 and $3,432 in 2025.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $70 in

2024 and $76 in 2025. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2024 and $0 in 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,429,804 in 2024 and $2,001,215 in 2025.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Stock Index Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

Initial Shares
Service Shares

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Stock Index Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2025

Description	Shares	Value ($)
Common Stocks — 99.5%
Automobiles & Components — 2.4%
Aptiv PLC(a)	11,285	858,676
Ford Motor Co.	217,203	2,849,703
General Motors Co.	52,902	4,301,991
Tesla, Inc.(a)	156,135	70,217,032
		78,227,402
Banks — 3.6%
Bank of America Corp.	373,963	20,567,965
Citigroup, Inc.	100,398	11,715,443
Citizens Financial Group, Inc.	23,113	1,350,030
Fifth Third Bancorp(b)	36,020	1,686,096
Huntington Bancshares, Inc.	89,816	1,558,308
JPMorgan Chase & Co.	151,309	48,754,786
KeyCorp	53,578	1,105,850
M&T Bank Corp.	8,505	1,713,587
Regions Financial Corp.	47,767	1,294,486
The PNC Financial Services Group, Inc.	21,659	4,520,883
Truist Financial Corp.	71,647	3,525,749
U.S. Bancorp	87,413	4,664,358
Wells Fargo & Co.	174,837	16,294,808
		118,752,349
Capital Goods — 5.9%
3M Co.	29,459	4,716,386
A.O. Smith Corp.(b)	6,483	433,583
Allegion PLC	4,935	785,751
AMETEK, Inc.	12,794	2,626,736
Axon Enterprise, Inc.(a)	4,498	2,554,549
Builders FirstSource, Inc.(a)	6,124	630,098
Carrier Global Corp.	44,099	2,330,191
Caterpillar, Inc.	25,869	14,819,574
Comfort Systems USA, Inc.	1,889	1,762,985
Cummins, Inc.	7,656	3,908,005
Deere & Co.	13,995	6,515,652
Dover Corp.	7,883	1,539,077
Eaton Corp. PLC	21,631	6,889,690
EMCOR Group, Inc.	2,417	1,478,696
Emerson Electric Co.	30,890	4,099,721
Fastenal Co.	63,620	2,553,071
Fortive Corp.	17,681	976,168
GE Vernova, Inc.	15,126	9,885,900
Generac Holdings, Inc.(a)	3,308	451,112
General Dynamics Corp.	14,029	4,723,003
General Electric Co.	58,599	18,050,250
Honeywell International, Inc.	35,278	6,882,385
Howmet Aerospace, Inc.	22,400	4,592,448
Hubbell, Inc.	2,842	1,262,161
Huntington Ingalls Industries, Inc.	2,219	754,615
IDEX Corp.	4,019	715,141
Illinois Tool Works, Inc.	14,739	3,630,216

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Capital Goods — 5.9% (continued)
Ingersoll Rand, Inc.	20,791	1,647,063
Johnson Controls International PLC	34,607	4,144,188
L3Harris Technologies, Inc.	10,396	3,051,954
Lennox International, Inc.(b)	1,837	892,011
Lockheed Martin Corp.	11,184	5,409,365
Masco Corp.	11,976	759,997
Nordson Corp.	3,086	741,967
Northrop Grumman Corp.	7,479	4,264,601
Otis Worldwide Corp.	21,441	1,872,871
PACCAR, Inc.	29,177	3,195,173
Parker-Hannifin Corp.	7,100	6,240,616
Pentair PLC	9,424	981,415
Quanta Services, Inc.	8,279	3,494,235
Rockwell Automation, Inc.	6,225	2,421,961
RTX Corp.	74,376	13,640,558
Snap-on, Inc.	2,941	1,013,469
Stanley Black & Decker, Inc.(b)	8,898	660,943
Textron, Inc.	10,388	905,522
The Boeing Company(a)	43,398	9,422,574
Trane Technologies PLC	12,308	4,790,274
TransDigm Group, Inc.	3,165	4,208,975
United Rentals, Inc.	3,575	2,893,319
W.W. Grainger, Inc.	2,425	2,446,946
Westinghouse Air Brake Technologies Corp.	9,376	2,001,307
Xylem, Inc.	13,291	1,809,968
		192,478,436
Commercial & Professional Services — .9%
Automatic Data Processing, Inc.	22,506	5,789,218
Broadridge Financial Solutions, Inc.	6,311	1,408,426
Cintas Corp.	19,033	3,579,536
Copart, Inc.(a)	48,600	1,902,690
Dayforce, Inc.(a)	9,180	634,889
Equifax, Inc.	6,676	1,448,558
Jacobs Solutions, Inc.	6,872	910,265
Leidos Holdings, Inc.	6,859	1,237,364
Paychex, Inc.	17,781	1,994,673
Paycom Software, Inc.	2,522	401,906
Republic Services, Inc.	11,201	2,373,828
Rollins, Inc.	15,376	922,868
Veralto Corp.	13,271	1,324,180
Verisk Analytics, Inc.	8,032	1,796,678
Waste Management, Inc.	20,592	4,524,268
		30,249,347
Consumer Discretionary Distribution & Retail — 5.6%
Amazon.com, Inc.(a)	539,689	124,571,015
AutoZone, Inc.(a)	930	3,154,095
Best Buy Co., Inc.	11,299	756,242
Carvana Co.(a),(b)	7,811	3,296,398
eBay, Inc.	25,107	2,186,820
Genuine Parts Co.	7,996	983,188
Lowe’s Companies, Inc.	31,141	7,509,963

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Consumer Discretionary Distribution & Retail — 5.6% (continued)
O’Reilly Automotive, Inc.(a)	46,744	4,263,520
Pool Corp.	1,621	370,804
Ross Stores, Inc.	18,241	3,285,934
The Home Depot, Inc.	55,283	19,022,880
The TJX Companies, Inc.	61,989	9,522,130
Tractor Supply Co.	30,464	1,523,505
Ulta Beauty, Inc.(a)	2,423	1,465,939
Williams-Sonoma, Inc.(b)	6,552	1,170,122
		183,082,555
Consumer Durables & Apparel — .5%
D.R. Horton, Inc.	15,269	2,199,194
Deckers Outdoor Corp.(a)	7,997	829,049
Garmin Ltd.	8,938	1,813,073
Hasbro, Inc.	7,658	627,956
Lennar Corp., Cl. A	12,290	1,263,412
Lululemon Athletica, Inc.(a)	6,109	1,269,511
NIKE, Inc., Cl. B	66,716	4,250,476
NVR, Inc.(a)	152	1,108,501
PulteGroup, Inc.	10,572	1,239,673
Ralph Lauren Corp.	2,224	786,429
Tapestry, Inc.	11,169	1,427,063
		16,814,337
Consumer Services — 1.8%
Airbnb, Inc., Cl. A(a)	23,842	3,235,836
Booking Holdings, Inc.	1,801	9,644,949
Carnival Corp.(a)	58,895	1,798,653
Chipotle Mexican Grill, Inc.(a)	74,265	2,747,805
Darden Restaurants, Inc.	6,728	1,238,087
Domino’s Pizza, Inc.	1,755	731,519
DoorDash, Inc., Cl. A(a)	20,996	4,755,174
Expedia Group, Inc.	6,444	1,825,650
Hilton Worldwide Holdings, Inc.	13,068	3,753,783
Las Vegas Sands Corp.	16,268	1,058,884
Marriott International, Inc., Cl. A	12,519	3,883,895
McDonald’s Corp.	39,651	12,118,535
MGM Resorts International(a),(b)	10,031	366,031
Norwegian Cruise Line Holdings Ltd.(a)	24,478	546,349
Royal Caribbean Cruises Ltd.	14,036	3,914,921
Starbucks Corp.	63,012	5,306,241
Wynn Resorts Ltd.(b)	5,183	623,670
Yum! Brands, Inc.	15,291	2,313,223
		59,863,205
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	24,642	21,249,782
Dollar General Corp.	11,922	1,582,884
Dollar Tree, Inc.(a)	10,401	1,279,427
Sysco Corp.	26,126	1,925,225
Target Corp.	25,106	2,454,111
The Kroger Company	33,447	2,089,769
Walmart, Inc.	243,887	27,171,451
		57,752,649

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Energy — 2.8%
APA Corp.(b)	20,827	509,428
Baker Hughes Co.	54,604	2,486,666
Chevron Corp.	106,081	16,167,805
ConocoPhillips	68,381	6,401,145
Coterra Energy, Inc.	43,869	1,154,632
Devon Energy Corp.	33,876	1,240,878
Diamondback Energy, Inc.	10,191	1,532,013
EOG Resources, Inc.	30,470	3,199,655
EQT Corp.	34,123	1,828,993
Expand Energy Corp.	12,829	1,415,809
Exxon Mobil Corp.	235,323	28,318,770
Halliburton Co.	45,640	1,289,786
Kinder Morgan, Inc.	108,653	2,986,871
Marathon Petroleum Corp.	16,963	2,758,693
Occidental Petroleum Corp.	38,928	1,600,719
ONEOK, Inc.	34,868	2,562,798
Phillips 66	22,498	2,903,142
SLB Ltd.	82,900	3,181,702
Targa Resources Corp.	11,841	2,184,665
Texas Pacific Land Corp.(b)	2,982	856,490
The Williams Companies, Inc.	66,930	4,023,162
Valero Energy Corp.(b)	16,721	2,722,012
		91,325,834
Equity Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.(c)	8,816	431,455
American Tower Corp.(c)	26,018	4,567,980
AvalonBay Communities, Inc.(c)	7,617	1,381,038
BXP, Inc.(b),(c)	8,309	560,691
Camden Property Trust(c)	6,142	676,111
Crown Castle, Inc.(c)	23,936	2,127,192
Digital Realty Trust, Inc.(c)	17,810	2,755,385
Equinix, Inc.(c)	5,366	4,111,215
Equity Residential(c)	18,358	1,157,288
Essex Property Trust, Inc.(c)	3,702	968,739
Extra Space Storage, Inc.(c)	12,201	1,588,814
Federal Realty Investment Trust(c)	4,741	477,893
Healthpeak Properties, Inc.(c)	39,948	642,364
Host Hotels & Resorts, Inc.(c)	33,908	601,189
Invitation Homes, Inc.(c)	31,416	873,051
Iron Mountain, Inc.(c)	16,978	1,408,325
Kimco Realty Corp.(c)	38,929	789,091
Mid-America Apartment Communities, Inc.(c)	6,424	892,358
Prologis, Inc.(c)	51,568	6,583,171
Public Storage(c)	8,718	2,262,321
Realty Income Corp.(c)	50,831	2,865,343
Regency Centers Corp.(c)	9,393	648,399
SBA Communications Corp.(c)	6,173	1,194,043
Simon Property Group, Inc.(c)	18,141	3,358,081
UDR, Inc.(c)	16,179	593,446
Ventas, Inc.(c)	26,133	2,022,172
VICI Properties, Inc.(c)	57,808	1,625,561

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Equity Real Estate Investment Trusts — 1.7% (continued)
Welltower, Inc.(c)	37,683	6,994,342
Weyerhaeuser Co.(c)	41,476	982,566
		55,139,624
Financial Services — 8.0%
American Express Co.	29,906	11,063,725
Ameriprise Financial, Inc.	5,222	2,560,555
Apollo Global Management, Inc.	25,568	3,701,224
Ares Management Corp., Cl. A(b)	11,214	1,812,519
Berkshire Hathaway, Inc., Cl. B(a)	101,697	51,117,997
Blackrock, Inc.	8,002	8,564,861
Blackstone, Inc.	40,956	6,312,958
Block, Inc.(a)	30,048	1,955,824
Capital One Financial Corp.	35,534	8,612,020
Cboe Global Markets, Inc.	5,628	1,412,628
CME Group, Inc.	19,998	5,461,054
Coinbase Global, Inc., Cl. A(a)	12,982	2,935,750
Corpay, Inc.(a)	3,748	1,127,886
FactSet Research Systems, Inc.	2,038	591,407
Fidelity National Information Services, Inc.	28,568	1,898,629
Fiserv, Inc.(a)	29,808	2,002,203
Franklin Resources, Inc.	16,624	397,147
Global Payments, Inc.	12,762	987,779
Interactive Brokers Group, Inc., Cl. A	24,081	1,548,649
Intercontinental Exchange, Inc.	31,807	5,151,462
Invesco Ltd.	25,590	672,249
Jack Henry & Associates, Inc.	4,086	745,613
KKR & Co., Inc.	38,119	4,859,410
Mastercard, Inc., Cl. A	45,698	26,088,074
Moody’s Corp.	8,465	4,324,345
Morgan Stanley	67,412	11,967,652
MSCI, Inc.	4,092	2,347,703
Nasdaq, Inc.	24,954	2,423,782
Northern Trust Corp.	10,993	1,501,534
PayPal Holdings, Inc.	51,733	3,020,173
Raymond James Financial, Inc.	9,608	1,542,949
Robinhood Markets, Inc., Cl. A(a)	43,658	4,937,720
S&P Global, Inc.	17,170	8,972,870
State Street Corp.	15,550	2,006,106
Synchrony Financial	21,388	1,784,401
T. Rowe Price Group, Inc.	11,694	1,197,232
The Bank of New York Mellon Corp.(d)	39,187	4,549,219
The Charles Schwab Corp.	93,574	9,348,978
The Goldman Sachs Group, Inc.	16,712	14,689,848
Visa, Inc., Cl. A	94,108	33,004,617
		259,200,752
Food, Beverage & Tobacco — 2.0%
Altria Group, Inc.	93,194	5,373,566
Archer-Daniels-Midland Co.	26,002	1,494,855
Brown-Forman Corp., Cl. B(b)	7,961	207,464
Bunge Global SA	7,004	623,916
Conagra Brands, Inc.	26,304	455,322

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Food, Beverage & Tobacco — 2.0% (continued)
Constellation Brands, Inc., Cl. A	8,207	1,132,238
General Mills, Inc.(b)	28,612	1,330,458
Hormel Foods Corp.	14,361	340,356
Keurig Dr. Pepper, Inc.	74,758	2,093,972
Lamb Weston Holdings, Inc.	8,423	352,840
McCormick & Co., Inc.	14,426	982,555
Molson Coors Beverage Co., Cl. B	9,737	454,523
Mondelez International, Inc., Cl. A	72,645	3,910,480
Monster Beverage Corp.(a)	39,606	3,036,592
PepsiCo, Inc.	76,072	10,917,853
Philip Morris International, Inc.	86,491	13,873,156
The Campbell’s Company(b)	10,246	285,556
The Coca-Cola Company	215,219	15,045,960
The Hershey Company	7,980	1,452,200
The J.M. Smucker Company	5,664	553,996
The Kraft Heinz Company	48,988	1,187,959
Tyson Foods, Inc., Cl. A	15,537	910,779
		66,016,596
Health Care Equipment & Services — 3.7%
Abbott Laboratories	96,708	12,116,545
Align Technology, Inc.(a)	3,538	552,459
Baxter International, Inc.(b)	27,467	524,894
Becton Dickinson & Co.	15,926	3,090,759
Boston Scientific Corp.(a)	82,333	7,850,452
Cardinal Health, Inc.	13,231	2,718,970
Cencora, Inc.	10,882	3,675,395
Centene Corp.(a)	24,444	1,005,871
CVS Health Corp.	70,441	5,590,198
DaVita, Inc.(a),(b)	1,727	196,204
Dexcom, Inc.(a)	21,093	1,399,942
Edwards Lifesciences Corp.(a)	32,584	2,777,786
Elevance Health, Inc.	12,377	4,338,757
GE HealthCare Technologies, Inc.	25,105	2,059,112
HCA Healthcare, Inc.	8,900	4,155,054
Henry Schein, Inc.(a),(b)	5,165	390,371
Hologic, Inc.(a)	12,738	948,854
Humana, Inc.	6,907	1,769,090
IDEXX Laboratories, Inc.(a)	4,445	3,007,176
Insulet Corp.(a)	3,719	1,057,089
Intuitive Surgical, Inc.(a)	19,740	11,179,946
Labcorp Holdings, Inc.	4,406	1,105,377
McKesson Corp.	6,911	5,669,024
Medtronic PLC	71,193	6,838,800
Molina Healthcare, Inc.(a)	2,849	494,415
Quest Diagnostics, Inc.	6,428	1,115,451
ResMed, Inc.(b)	8,028	1,933,704
Solventum Corp.(a)	8,419	667,122
STERIS PLC	5,630	1,427,318
Stryker Corp.	19,119	6,719,755
The Cigna Group	14,623	4,024,688
The Cooper Companies, Inc.(a)	11,469	939,999

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Health Care Equipment & Services — 3.7% (continued)
UnitedHealth Group, Inc.	50,324	16,612,456
Universal Health Services, Inc., Cl. B	3,241	706,603
Zimmer Biomet Holdings, Inc.(b)	11,388	1,024,009
		119,683,645
Household & Personal Products — .9%
Church & Dwight Co., Inc.	14,004	1,174,235
Colgate-Palmolive Co.	44,909	3,548,709
Kenvue, Inc.	104,649	1,805,195
Kimberly-Clark Corp.	18,123	1,828,430
The Clorox Company	7,031	708,936
The Estee Lauder Companies, Inc., Cl. A	13,200	1,382,304
The Procter & Gamble Company	129,473	18,554,776
		29,002,585
Insurance — 1.8%
Aflac, Inc.	26,746	2,949,281
American International Group, Inc.	30,662	2,623,134
Aon PLC, Cl. A	11,828	4,173,865
Arch Capital Group Ltd.(a)	20,318	1,948,903
Arthur J. Gallagher & Co.	14,245	3,686,464
Assurant, Inc.	2,891	696,297
Brown & Brown, Inc.	15,608	1,243,958
Chubb Ltd.	20,287	6,331,978
Cincinnati Financial Corp.	8,989	1,468,083
Erie Indemnity Co., Cl. A(b)	1,288	369,205
Everest Group Ltd.	2,411	818,173
Globe Life, Inc.	4,285	599,300
Loews Corp.	9,778	1,029,721
Marsh & McLennan Cos., Inc.	27,317	5,067,850
MetLife, Inc.	30,918	2,440,667
Principal Financial Group, Inc.	10,573	932,644
Prudential Financial, Inc.	19,396	2,189,420
The Allstate Corp.	14,219	2,959,685
The Hartford Insurance Group, Inc.	15,448	2,128,734
The Progressive Corp.	32,573	7,417,524
The Travelers Companies, Inc.	12,510	3,628,651
W. R. Berkley Corp.	17,225	1,207,817
Willis Towers Watson PLC	5,311	1,745,195
		57,656,549
Materials — 1.8%
Air Products and Chemicals, Inc.	12,413	3,066,259
Albemarle Corp.(b)	6,765	956,842
Amcor PLC	132,523	1,105,242
Avery Dennison Corp.	4,483	815,368
Ball Corp.	15,645	828,716
CF Industries Holdings, Inc.	8,272	639,756
Corteva, Inc.	37,551	2,517,044
CRH PLC	36,366	4,538,477
Dow, Inc.	40,748	952,688
DuPont de Nemours, Inc.	23,635	950,127
Ecolab, Inc.	14,184	3,723,584
Freeport-McMoRan, Inc.	80,142	4,070,412

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Materials — 1.8% (continued)
International Flavors & Fragrances, Inc.	13,892	936,182
International Paper Co.(b)	30,356	1,195,723
Linde PLC	26,055	11,109,591
LyondellBasell Industries NV, Cl. A(b)	12,604	545,753
Martin Marietta Materials, Inc.	3,311	2,061,627
Newmont Corp.	61,028	6,093,646
Nucor Corp.	12,605	2,056,002
Packaging Corp. of America	5,086	1,048,886
PPG Industries, Inc.	12,018	1,231,364
Smurfit WestRock PLC	30,014	1,160,641
Steel Dynamics, Inc.	7,386	1,251,558
The Mosaic Company	17,085	411,578
The Sherwin-Williams Company	12,884	4,174,802
Vulcan Materials Co.	7,266	2,072,408
		59,514,276
Media & Entertainment — 9.8%
Alphabet, Inc., Cl. A	322,808	101,038,904
Alphabet, Inc., Cl. C	258,943	81,256,313
Charter Communications, Inc., Cl. A(a),(b)	4,869	1,016,404
Comcast Corp., Cl. A	204,632	6,116,451
Electronic Arts, Inc.	12,468	2,547,586
Fox Corp., Cl. A	11,683	853,677
Fox Corp., Cl. B	7,258	471,262
Live Nation Entertainment, Inc.(a),(b)	8,375	1,193,438
Match Group, Inc.(b)	13,801	445,634
Meta Platforms, Inc., Cl. A	120,836	79,762,635
Netflix, Inc.(a)	235,089	22,041,945
News Corp., Cl. A	21,640	565,237
News Corp., Cl. B(b)	3,734	110,638
Omnicom Group, Inc.	18,119	1,463,109
Paramount Skydance Corp., Cl. B(b)	12,540	168,036
Take-Two Interactive Software, Inc.(a)	9,559	2,447,391
The Trade Desk, Inc., Cl. A(a)	22,969	871,903
The Walt Disney Company	99,902	11,365,851
TKO Group Holdings, Inc.	3,916	818,444
Warner Bros Discovery, Inc.(a)	134,810	3,885,224
		318,440,082
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	98,158	22,428,122
Agilent Technologies, Inc.	15,642	2,128,407
Amgen, Inc.	29,914	9,791,151
Biogen, Inc.(a)	7,858	1,382,929
Bio-Techne Corp.(b)	9,012	529,996
Bristol-Myers Squibb Co.	113,045	6,097,647
Charles River Laboratories International, Inc.(a)	2,846	567,720
Danaher Corp.	34,982	8,008,080
Eli Lilly & Co.	44,080	47,371,894
Gilead Sciences, Inc.	68,945	8,462,309
Incyte Corp.(a)	9,429	931,302
IQVIA Holdings, Inc.(a)	9,344	2,106,231
Johnson & Johnson	133,819	27,693,842

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.9% (continued)
Merck & Co., Inc.	137,812	14,506,091
Mettler-Toledo International, Inc.(a)	1,114	1,553,128
Moderna, Inc.(a),(b)	18,980	559,720
Pfizer, Inc.	315,916	7,866,308
Regeneron Pharmaceuticals, Inc.	5,529	4,267,669
Revvity, Inc.(b)	5,946	575,276
Thermo Fisher Scientific, Inc.	20,982	12,158,020
Vertex Pharmaceuticals, Inc.(a)	14,031	6,361,094
Viatris, Inc.	67,020	834,399
Waters Corp.(a)	3,309	1,256,858
West Pharmaceutical Services, Inc.	4,117	1,132,751
Zoetis, Inc.	24,625	3,098,318
		191,669,262
Real Estate Management & Development — .1%
CBRE Group, Inc., Cl. A(a)	16,237	2,610,747
CoStar Group, Inc.(a)	22,931	1,541,881
		4,152,628
Semiconductors & Semiconductor Equipment — 14.1%
Advanced Micro Devices, Inc.(a)	90,634	19,410,177
Analog Devices, Inc.	27,226	7,383,691
Applied Materials, Inc.	44,216	11,363,070
Broadcom, Inc.	262,211	90,751,227
First Solar, Inc.(a)	5,784	1,510,954
Intel Corp.(a)	248,580	9,172,602
KLA Corp.	7,332	8,908,967
Lam Research Corp.	69,719	11,934,498
Microchip Technology, Inc.	29,603	1,886,303
Micron Technology, Inc.	62,587	17,862,956
Monolithic Power Systems, Inc.	2,652	2,403,667
NVIDIA Corp.	1,350,284	251,827,966
NXP Semiconductors NV	14,009	3,040,794
ON Semiconductor Corp.(a)	21,755	1,178,033
Qnity Electronics, Inc.	11,884	970,329
QUALCOMM, Inc.	59,383	10,157,462
Skyworks Solutions, Inc.	8,316	527,318
Teradyne, Inc.	8,642	1,672,745
Texas Instruments, Inc.	50,516	8,764,021
		460,726,780
Software & Services — 11.2%
Accenture PLC, Cl. A	34,609	9,285,595
Adobe, Inc.(a)	23,299	8,154,417
Akamai Technologies, Inc.(a)	8,243	719,202
AppLovin Corp., Cl. A(a)	15,042	10,135,600
Autodesk, Inc.(a)	11,891	3,519,855
Cadence Design Systems, Inc.(a)	15,141	4,732,774
Cognizant Technology Solutions Corp., Cl. A	26,772	2,222,076
CrowdStrike Holdings, Inc., Cl. A(a)	14,041	6,581,859
Datadog, Inc., Cl. A(a)	18,593	2,528,462
EPAM Systems, Inc.(a)	3,351	686,553
Fair Isaac Corp.(a)	1,327	2,243,453
Fortinet, Inc.(a)	35,010	2,780,144

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Software & Services — 11.2% (continued)
Gartner, Inc.(a)	3,929	991,208
Gen Digital, Inc.	32,217	875,980
GoDaddy, Inc., Cl. A(a)	7,899	980,108
International Business Machines Corp.	51,760	15,331,830
Intuit, Inc.	15,500	10,267,510
Microsoft Corp.	412,819	199,647,525
Oracle Corp.	93,282	18,181,595
Palantir Technologies, Inc., Cl. A(a)	126,898	22,556,119
Palo Alto Networks, Inc.(a)	37,621	6,929,788
PTC, Inc.(a)	6,334	1,103,446
Roper Technologies, Inc.	5,965	2,655,200
Salesforce, Inc.	53,120	14,072,019
ServiceNow, Inc.(a)	57,673	8,834,927
Synopsys, Inc.(a)	10,181	4,782,219
Trimble, Inc.(a)	12,470	977,025
Tyler Technologies, Inc.(a)	2,487	1,128,974
VeriSign, Inc.	4,432	1,076,754
Workday, Inc., Cl. A(a)	11,978	2,572,635
		366,554,852
Technology Hardware & Equipment — 8.9%
Amphenol Corp., Cl. A	67,840	9,167,898
Apple, Inc.	821,361	223,295,202
Arista Networks, Inc.(a)	57,267	7,503,695
CDW Corp.	7,534	1,026,131
Cisco Systems, Inc.	218,788	16,853,240
Corning, Inc.	43,314	3,792,574
Dell Technologies, Inc., Cl. C	16,661	2,097,287
F5, Inc.(a)	3,240	827,042
Hewlett Packard Enterprise Co.	71,364	1,714,163
HP, Inc.	50,130	1,116,896
Jabil, Inc.	5,749	1,310,887
Keysight Technologies, Inc.(a)	9,435	1,917,098
Motorola Solutions, Inc.	9,257	3,548,393
NetApp, Inc.	10,678	1,143,507
Sandisk Corp.(a)	7,660	1,818,331
Seagate Technology Holdings PLC	12,178	3,353,699
Super Micro Computer, Inc.(a),(b)	28,742	841,278
TE Connectivity PLC	16,418	3,735,259
Teledyne Technologies, Inc.(a)	2,507	1,280,400
Western Digital Corp.	18,745	3,229,201
Zebra Technologies Corp., Cl. A(a)	2,748	667,269
		290,239,450
Telecommunication Services — .8%
AT&T, Inc.	393,358	9,771,013
T-Mobile US, Inc.	26,889	5,459,542
Verizon Communications, Inc.	234,279	9,542,184
		24,772,739
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	6,006	965,524
CSX Corp.	103,588	3,755,065
Delta Air Lines, Inc.	35,677	2,475,984

Description	Shares	Value ($)
Common Stocks — 99.5% (continued)
Transportation — 1.3% (continued)
Expeditors International of Washington, Inc.	7,681	1,144,546
FedEx Corp.	12,110	3,498,095
J.B. Hunt Transport Services, Inc.	3,907	759,286
Norfolk Southern Corp.	12,466	3,599,183
Old Dominion Freight Line, Inc.	10,632	1,667,098
Southwest Airlines Co.(b)	28,768	1,188,981
Uber Technologies, Inc.(a)	114,735	9,374,997
Union Pacific Corp.	32,952	7,622,457
United Airlines Holdings, Inc.(a)	17,704	1,979,661
United Parcel Service, Inc., Cl. B	40,898	4,056,673
		42,087,550
Utilities — 2.2%
Alliant Energy Corp.	14,652	952,527
Ameren Corp.	15,545	1,552,324
American Electric Power Co., Inc.	29,943	3,452,727
American Water Works Co., Inc.	10,460	1,365,030
Atmos Energy Corp.(b)	9,228	1,546,890
CenterPoint Energy, Inc.	34,900	1,338,066
CMS Energy Corp.	17,207	1,203,285
Consolidated Edison, Inc.	19,705	1,957,101
Constellation Energy Corp.	17,359	6,132,414
Dominion Energy, Inc.(b)	47,475	2,781,560
DTE Energy Co.	11,933	1,539,118
Duke Energy Corp.	43,043	5,045,070
Edison International	20,456	1,227,769
Entergy Corp.	24,609	2,274,610
Evergy, Inc.(b)	13,230	959,043
Eversource Energy	19,879	1,338,453
Exelon Corp.	55,780	2,431,450
FirstEnergy Corp.	29,873	1,337,414
NextEra Energy, Inc.	115,613	9,281,412
NiSource, Inc.	27,067	1,130,318
NRG Energy, Inc.	10,543	1,678,867
PG&E Corp.	119,723	1,923,949
Pinnacle West Capital Corp.(b)	6,454	572,470
PPL Corp.(b)	39,576	1,385,952
Public Service Enterprise Group, Inc.	27,501	2,208,330
Sempra	36,254	3,200,866
The AES Corp.	40,932	586,965
The Southern Company	60,981	5,317,543
Vistra Corp.	17,750	2,863,607
WEC Energy Group, Inc.	17,554	1,851,245
Xcel Energy, Inc.	32,683	2,413,966
		72,850,341
Total Common Stocks (cost $568,293,843)		3,246,253,825

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $14,714,931)	3.89	14,714,931	14,714,931
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $171,313)	3.89	171,313	171,313
Total Investments (cost $583,180,087)		100.0%	3,261,140,069
Cash and Receivables (Net)		.0%	434,806
Net Assets		100.0%	3,261,574,875

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2025, the value of the fund’s securities on loan was $35,255,106 and the value of the collateral was
$36,783,385, consisting of cash collateral of $171,313 and U.S. Government & Agency securities valued at $36,612,072.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2024	Purchases ($)†	Sales ($)	Net Realized Gain (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Common Stocks - .1%
The Bank of New York Mellon Corp. - .1%	3,778,653	-	(1,066,640)	813,475	1,023,731	4,549,219	95,329
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	69,658,059	432,211,566	(487,154,694)	-	-	14,714,931	1,620,539
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	292,105	22,757,789	(22,878,581)	-	-	171,313	51,711††
Total - .6%	73,728,817	454,969,355	(511,099,915)	813,475	1,023,731	19,435,463	1,767,579

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	49	3/20/2026	16,872,501	16,886,625	14,124
Gross Unrealized Appreciation					14,124
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $35,255,106)—Note 1(c):
Unaffiliated issuers	567,492,847	3,241,704,606
Affiliated issuers	15,687,240	19,435,463
Cash collateral held by broker—Note 4		1,036,000
Dividends, interest and securities lending income receivable		1,745,902
Receivable for shares of Common Stock subscribed		695,086
Prepaid expenses		5,532
		3,264,622,589
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		716,327
Payable for shares of Common Stock redeemed		1,778,001
Liability for securities on loan—Note 1(c)		171,313
Payable for futures variation margin—Note 4		124,069
Directors’ fees and expenses payable		39,555
Interest payable—Note 2		19,581
Other accrued expenses		198,868
		3,047,714
Net Assets ($)		3,261,574,875
Composition of Net Assets ($):
Paid-in capital		35,734,866
Total distributable earnings (loss)		3,225,840,009
Net Assets ($)		3,261,574,875

Net Asset Value Per Share	Initial Shares	Service Shares
Net Assets ($)	3,197,301,339	64,273,536
Shares Outstanding	36,687,745	735,190
Net Asset Value Per Share ($)	87.15	87.42
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $9,984 foreign taxes withheld at source):
Unaffiliated issuers	42,872,565
Affiliated issuers	1,715,868
Interest	104,192
Affiliated income net of rebates from securities lending—Note 1(c)	51,711
Total Income	44,744,336
Expenses:
Management fee—Note 3(a)	8,516,234
Directors’ fees and expenses—Note 3(d)	314,290
Distribution Plan fees—Note 3(b)	159,298
Professional fees	93,569
Loan commitment fees—Note 2	85,600
Prospectus and shareholders’ reports	34,007
Chief Compliance Officer fees—Note 3(c)	24,661
Interest expense—Note 2	19,581
Shareholder and regulatory reports service fees—Note 3(c)	15,167
Shareholder servicing costs—Note 3(c)	14,334
Miscellaneous	267,905
Total Expenses	9,544,646
Less—reduction in fees due to earnings credits—Note 3(c)	(244)
Net Expenses	9,544,402
Net Investment Income	35,199,934
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Unaffiliated issuers	555,823,688
Affiliated issuers	813,475
Net realized gain (loss) on futures	4,925,246
Net Realized Gain (Loss)	561,562,409
Net change in unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	(23,890,904)
Affiliated issuers	1,023,731
Net change in unrealized appreciation (depreciation) on futures	1,889,951
Net Change in Unrealized Appreciation (Depreciation)	(20,977,222)
Net Realized and Unrealized Gain (Loss) on Investments	540,585,187
Net Increase in Net Assets Resulting from Operations	575,785,121
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2025	2024
Operations ($):
Net investment income	35,199,934	37,158,537
Net realized gain (loss) on investments	561,562,409	202,579,577
Net change in unrealized appreciation (depreciation) on investments	(20,977,222)	461,192,732
Net Increase (Decrease) in Net Assets Resulting from Operations	575,785,121	700,930,846
Distributions ($):
Distributions to shareholders:
Initial Shares	(229,893,369)	(234,789,824)
Service Shares	(4,135,312)	(4,461,319)
Total Distributions	(234,028,681)	(239,251,143)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	396,484,454	363,140,137
Service Shares	1,778,012	1,661,291
Distributions reinvested:
Initial Shares	229,893,369	234,789,824
Service Shares	4,135,312	4,461,319
Cost of shares redeemed:
Initial Shares	(1,142,978,245)	(578,937,052)
Service Shares	(12,730,530)	(7,770,381)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(523,417,628)	17,345,138
Total Increase (Decrease) in Net Assets	(181,661,188)	479,024,841
Net Assets ($):
Beginning of Period	3,443,236,063	2,964,211,222
End of Period	3,261,574,875	3,443,236,063
Capital Share Transactions (Shares):
Initial Shares
Shares sold	5,038,617	4,793,050
Shares issued for distributions reinvested	3,165,609	3,264,012
Shares redeemed	(13,872,043)	(7,777,351)
Net Increase (Decrease) in Shares Outstanding	(5,667,817)	279,711
Service Shares
Shares sold	22,200	22,174
Shares issued for distributions reinvested	56,966	61,953
Shares redeemed	(157,871)	(104,479)
Net Increase (Decrease) in Shares Outstanding	(78,705)	(20,352)
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.  The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.
	Year Ended December 31,
Initial Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	79.76	69.08	57.81	77.81	64.27
Investment Operations:
Net investment income(a)	.82	.86	.89	.85	.80
Net realized and unrealized gain (loss) on investments	12.02	15.51	13.62	(14.27)	16.71
Total from Investment Operations	12.84	16.37	14.51	(13.42)	17.51
Distributions:
Dividends from net investment income	(.83 )	(.88 )	(.90 )	(.85 )	(.81 )
Dividends from net realized gain on investments	(4.62)	(4.81)	(2.34)	(5.73)	(3.16)
Total Distributions	(5.45)	(5.69)	(3.24)	(6.58)	(3.97)
Net asset value, end of period	87.15	79.76	69.08	57.81	77.81
Total Return (%)	17.53	24.67	25.93	(18.31)	28.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.27	.27	.27	.26	.26
Ratio of net expenses to average net assets	.27 (b)	.27 (b)	.27 (b)	.26 (b)	.26
Ratio of net investment income to average net assets	1.02 (b)	1.16 (b)	1.42 (b)	1.35 (b)	1.14
Portfolio Turnover Rate	2.70	2.65	2.32	1.85	3.62
Net Assets, end of period ($ x 1,000)	3,197,301	3,378,132	2,906,425	2,540,045	3,272,702

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Service Shares	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	79.99	69.27	57.97	78.00	64.37
Investment Operations:
Net investment income(a)	.62	.68	.73	.69	.63
Net realized and unrealized gain (loss) on investments	12.06	15.54	13.65	(14.30)	16.75
Total from Investment Operations	12.68	16.22	14.38	(13.61)	17.38
Distributions:
Dividends from net investment income	(.63 )	(.69 )	(.74 )	(.69 )	(.59 )
Dividends from net realized gain on investments	(4.62)	(4.81)	(2.34)	(5.73)	(3.16)
Total Distributions	(5.25)	(5.50)	(3.08)	(6.42)	(3.75)
Net asset value, end of period	87.42	79.99	69.27	57.97	78.00
Total Return (%)	17.23	24.34	25.60	(18.52)	28.11
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.52	.52	.52	.51	.51
Ratio of net expenses to average net assets	.52 (b)	.52 (b)	.52 (b)	.51 (b)	.51
Ratio of net investment income to average net assets	.77 (b)	.91 (b)	1.17 (b)	1.10 (b)	.89
Portfolio Turnover Rate	2.70	2.65	2.32	1.85	3.62
Net Assets, end of period ($ x 1,000)	64,274	65,104	57,786	51,121	68,792

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Stock Index Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund is only offered to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. The fund’s investment objective is to seek to match the total return of the S&P 500® Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Mellon Investments Corporation, an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s index manager (the “Index Manager”).
Effective November 14, 2025, the fund may operate as a non-diversified fund, as defined under the Act, as amended, to the approximate extent the S&P 500® Index is non-diversified, without shareholder approval. The fund may therefore operate as non-diversified solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value of Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,246,253,825	—	—	3,246,253,825
Investment Companies	14,886,244	—	—	14,886,244
	3,261,140,069	—	—	3,261,140,069
Other Financial Instruments:
Futures††	14,124	—	—	14,124
	14,124	—	—	14,124

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2025, BNY earned $7,058 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	35,255,106
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(35,255,106)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies or equity securities advised by the Adviser are considered “affiliated” under the Act. Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at December 31, 2025 are listed in the Schedule of Investments.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Indexing Strategy Risk: The fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor index performance. The correlation between fund and index performance may be affected by the fund’s expenses, changes in securities markets, changes in the composition of the index and the timing of purchases and redemptions of fund shares.
Non-Diversification Risk:  Because the fund seeks to closely track the composition of the index, from time to time, more than 25% of the fund’s total assets may be invested in issuers representing more than 5% of the fund’s total assets due to an index rebalance or market movement, which would result in the fund being non-diversifed under the Act, as amended.  A non-diversified fund may invest a greater portion of its assets in securities of a smaller number of individual issuers than a diversified fund.  As a result, the fund’s performance

NOTES TO FINANCIAL STATEMENTS (continued)
may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,781,177, undistributed capital gains $559,973,224 and unrealized appreciation $2,664,085,608.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows: ordinary income $37,048,993 and $37,798,883, and long-term capital gains $196,979,688 and $201,452,260, respectively.
During the period ended December 31, 2025, as a result of permanent book to tax differences, primarily due to the tax treatment for Kimco Realty Corp. long-term capital gain adjustments, the fund increased total distributable earnings (loss) by $1,481 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended December 31, 2025, the fund was charged $19,581 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended December 31, 2025 was approximately $415,890 with a related weighted average annualized interest rate of 4.71%. As of December 31, 2025, the fund has no outstanding loan balance from either Facility.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Index-Management Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to an index-management agreement (the “Index Agreement”), the Adviser has agreed to pay the Index Manager a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the Index Manager pays The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, for its services to the fund, excluding services related to shareholder reporting and regulatory services for the fund.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets. The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2025, Service shares were charged $159,298 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2025, Initial shares were charged $12,249 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with the Custodian whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2025, the fund was charged $1,337 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $244.
During the period ended December 31, 2025, the fund was charged $24,661 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended December 31, 2025, the Custodian was compensated $15,167 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $688,604, Distribution Plan fees of $13,763, Chief Compliance Officer fees of $4,624, Transfer Agent fees of $336 and Shareholder and regulatory reports service fees of $9,000.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and derivatives, during the period ended December 31, 2025, amounted to $92,694,623 and $748,341,069, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended December 31, 2025 is discussed below.

NOTES TO FINANCIAL STATEMENTS (continued)
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2025 are set forth in the fund’s Schedule of Investments.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of December 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Equity Risk	14,124 (1)	Equity Risk	-
Gross fair value of derivative contracts	14,124		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended December 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
Equity	4,925,246	4,925,246
Total	4,925,246	4,925,246

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
Equity	1,889,951	1,889,951
Total	1,889,951	1,889,951

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended December 31, 2025:
Average Market Value ($)
Futures:
Equity Futures Long	44,154,463
At December 31, 2025, the cost of investments for federal income tax purposes was $597,054,461; accordingly, accumulated net unrealized appreciation on investments was $2,664,085,608, consisting of $2,704,960,213 gross unrealized appreciation and $40,874,605 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Stock Index Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Stock Index Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 6, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2025 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2026 of the percentage applicable to the preparation of their 2025 income tax returns.The fund also hereby reports $4.5780 per share as a long-term capital gain distribution and $.0465 per share as a short-term capital gain distribution paid on March 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $338,951.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0763NCSRAR1225

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Stock Index Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 6, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 5, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)